SEGMENT REPORTING AND CONCENTRATION OF RISK	6 Months Ended
Jun. 30, 2015
SEGMENT REPORTING AND CONCENTRATION OF RISK
(16)	SEGMENT REPORTING AND CONCENTRATION OF RISK

ASC 280, “Segment Reporting”, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas and major customers. The method of determining the reportable operating segment information is based on the way that management organizes the operating segments within the company and is consistent with the reports received and reviewed by the chief operating decision maker for purpose of assessing the financial performance and allocating resources of the two business segments.

The Company operates in two principal reportable business segments, Polysilicon (“Polysilicon segment”) and Wafer, cell, module and PV project (“Other PV products segment”). The Polysilicon segment involves production and sales of polysilicon. The Other PV products segment involves the manufacture and sales of monocrystalline and multicrystalline solar wafers and PV modules and processing services, manufacture and sales of PV cells and the development of power plant projects. Miscellaneous revenues and expenses and other unallocated costs and expenses are recorded in Other. The chief operating decision maker is the chief executive officer of the Company.

The following table sets forth the results of operations of the Company’s segments and reconciliation with the Company’s consolidated results of operations for the six-month periods ended June 30, 2014 and 2015:

	Six-month periods ended June 30,
	2014	2015
Net sales:
Polysilicon segment	20	43,642
Other PV products segment	297,425	175,111
Intersegment elimination	0	(39,640)

Consolidated net sales	297,445	179,113

Revenue with other segment:
Polysilicon segment	0	39,640
Other PV products segment	0	0

Consolidated revenue with other segment	0	39,640

Gross (loss) /profit:
Polysilicon segment	(42,634)	(19,124)
Other PV products segment	11,613	(26,971)
Intersegment elimination	0	2,451

Consolidated gross loss	(31,021)	(43,644)

Interest expense:
Polysilicon segment	74,563	11,582
Other PV products segment	96,324	92,252

Consolidated interest expense	170,887	103,834

Loss before income taxes:
Polysilicon segment	(130,749)	(15,425)
Other PV products segment	(110,360)	(131,382)
Intersegment elimination	0	2,451

Consolidated loss before income taxes	(241,109)	(144,356)

Expenditure for additions to long-lived assets:
Polysilicon segment	45,304	1,389
Other PV products segment	8,849	2,079
Intersegment elimination	0	0

Consolidated expenditure for additions to long-lived assets	54,153	3,468

The following table sets forth the Company’s segment assets as of December 31, 2014 and June 30, 2015:

	December 31, 2014	June 30, 2015
Investment in associates:
Polysilicon segment	0	0
Other PV products segment	116,705	110,335
Intersegment elimination	0	0

Consolidated investment in associates	116,705	110,335

Total assets:
Polysilicon segment	1,845,487	1,815,732
Other PV products segment	1,435,642	1,267,974
Intersegment elimination	(326,166)	(324,107)

Consolidated total assets	2,954,963	2,759,599